Investments in Associates and Joint Ventures - Investments In Associates Narrative (Details) $ in Millions, $ in Millions							12 Months Ended
	Nov. 30, 2017 USD ($)	Jul. 27, 2017 CAD ($)	Mar. 21, 2017 USD ($)	Mar. 21, 2017 CAD ($)	Mar. 10, 2017 CAD ($)	Jan. 18, 2017 CAD ($)	Dec. 31, 2018
Boralex Inc.
Disclosure of associates
Proportion of ownership interest in associate						17.37%
Gain on sales of associate						$ 15
Gains (losses) arising from re-evaluated at fair value					$ 155
Accumulated other comprehensive loss reclassified to net earnings					$ (10)
Containerboard Partners (Ontario) Inc.
Disclosure of associates
Proportion of ownership interest in associate			23.00%	23.00%
Purchase of interest in associate	$ 19		$ 12	$ 16
Associates membership interest in acquired associate			12.10%	12.10%
Greenpac Holding LLC
Disclosure of associates
Proportion of ownership interest in associate							59.70%
Equity investments | Boralex Inc.
Disclosure of associates
Proceeds from disposal of available-for-sale investments		$ 288
Reclassification adjustments on available-for-sale investments		18
Dividends from equity method investment		$ 2
Containerboard Partners (Ontario) Inc.
Disclosure of associates
Percentage of voting equity interests acquired	30.00%
Greenpac Holding LLC
Disclosure of associates
Indirect ownership percentage			6.40%	6.40%
Ownership percentage, including indirect ownership							66.10%